THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON GROWTH FUND

HUNTINGTON INCOME EQUITY FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON MID CORP AMERICA FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 21, 2012 TO THE HUNTINGTON FUNDS

RETAIL STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012,

AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF DECEMBER 20, 2012, PLEASE REPLACE THE TABLE FOR THE

US TREASURY MONEY MARKET FUND IN THE SECTION TITLED “SECURITIES

IN WHICH THE FUNDS INVEST” ON PAGES 7 AND 8 IN THE HUNTINGTON

FUNDS RETAIL STATEMENT OF ADDITIONAL INFORMATION WITH THE

FOLLOWING:

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with such Fund’s investment goal. As described in the Class A Shares and Trust Shares Prospectus, the Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund (“Asset Allocation Funds”) seek to achieve their investment objectives by investing in a combination of Underlying Funds managed by the Advisor. The types of securities shown for the Asset Allocation Funds in the table represent the investments held by the Underlying Funds. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;

A = Acceptable (but not principal) investment of a Fund; or

N = Not an acceptable investment of a Fund.

	Tax-Free Money Market Fund	Money Market Fund	Ohio Municipal Money Market Fund	U.S. Treasury Money Market Fund
Fixed Income Securities
Treasury Receipts	N	N	N	N
U.S. Treasury Obligations	A	A	A	P
U.S. Government Agency Securities	A	P	A	A
Bonds	A	A	A	A
Certificates of Deposit	A	A	A	N
Corporate Debt Securities	A	A	A	N
Commercial Paper	A	P	A	N
Foreign Bonds	N	N	N	N
Demand Notes	A	A	A	N
Taxable Municipal Securities	A	A	A	N
Mortgage-backed Securities	N	N	N	A
Asset Backed Securities (Non-mortgage)	A	A	A	A
Zero Coupon Securities	A	A	A	A
Bankers’ Acceptances	A	A	A	N
Credit Enhancement	A	A	A	N
Money Market Instruments	P	P	P	P

Tax Exempt Securities
General Obligation Bonds	P	A	P	N
Revenue Bonds	P	A	P	N
Tax Exempt Commercial Paper	A	A	A	N
Tax Increment Financing Bonds	A	A	A	N
Municipal Notes	P	A	P	N
Variable Rate Instruments	P	A	P	A
Municipal Leases	A	A	A	N

Special Transactions
Repurchase Agreements	A	A	A	P
Reverse Repurchase Agreements	A	A	A	N
Delayed Delivery Transactions	A	A	A	A
Securities Lending	A	A	A	A
Illiquid Securities	A	A	A	A
Restricted Securities	A	A	A	A
Time Deposits	A	A	A	N
When-Issued Securities	A	A	A	A
Investment Company Securities	A	A	A	A
Short Sales	N	N	N	N
Unit Investment Trusts	N	N	N	N

EFFECTIVE AS OF DECEMBER 20, 2012, PLEASE REPLACE THE SUB-SECTION

TITLED “REVERSE REPURCHASE AGREEMENTS” ON PAGE 32 UNDER

“INVESTMENT PRACTICES” IN THE HUNTINGTON FUNDS RETAIL STATEMENT

OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

Reverse Repurchase Agreements

Each Fund, except the US Treasury Money Market Fund, may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund’s investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund’s investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

EFFECTIVE AS OF NOVEMBER 8, 2012, PLEASE REPLACE THE SECTION

TITLED, “COMMITTEES OF THE BOARD OF TRUSTEES” ON PAGE 51 OF THE

HUNTINGTON FUNDS RETAIL STATEMENT OF ADDITIONAL INFORMATION

WITH THE FOLLOWING:

COMMITTEES OF THE BOARD OF TRUSTEES

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	Eddie R. Munson David S. Schoedinger Tadd C. Seitz Mark D. Shary (Chairman) William H. Zimmer, III Thomas J. Westerfield	The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees. The Audit Committee also serves as the Qualified Legal Compliance Committee.	2

Compliance	Thomas J. Westerfield (Chairman) David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III Eddie R. Munson	The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations, including compliance with securities laws and regulations.	4

Nominating	David S. Schoedinger (Chairman) Tadd C. Seitz Mark D. Shary William H. Zimmer, III Thomas J. Westerfield Eddie R. Munson	The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board of Trustees. The Nominating Committee will consider nominees recommended by Shareholders. The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of The Huntington Funds.	1

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Special Proxy Voting	David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s Advisor.	0